Other income and expenses recognized in statement of profit and loss (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Depreciation and Amortization
(a)	Depreciation and amortization expenses

	31.12.2017	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	RMB’000	US$’000
Amortization of intangible assets	—	—	1,012	143
Amortization of prepaid operating lease	12,366	12,724	—	—
Depreciation of investment property	248	884	380	54
Depreciation of property, plant and equipment	431,567	420,277	422,859	59,683
Depreciation of right-of-use assets	—	—	40,958	5,781

	444,181	433,885	465,209	65,661

Depreciation and amortization expenses are included in the following captions:

	31.12.2017	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	RMB’000	US$’000
Cost of sales	307,102	312,769	315,445	44,523
Research and development expenses	48,291	26,751	16,470	2,325
Selling, general and administrative expenses	88,788	94,365	133,294	18,813

	444,181	433,885	465,209	65,661

Summary of Sales Related Shipping and Handling Expenses Not Separately Billed to Customers
Sales related shipping and handling expenses not separately billed to customers are included in the following caption:

	31.12.2017	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	RMB’000	US$’000
Selling, general and administrative expenses	208,197	211,971	221,255	31,228

Summary of Other Operating Income
8.2	(a) Other operating income

	31.12.2017	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	RMB’000	US$’000
Interest income	105,421	147,244	177,261	25,019
Dividend income from quoted equity securities	2,532	1,992	959	135
Gain on disposal of:
- associate	199	—	—	—
- joint venture (i)	107,976	—	—	—
- property, plant and equipment	11,668	8,835	—	—
- quoted equity securities	—	—	11,528	1,627
- right-of-use assets	—	—	9,237	1,304
- subsidiaries (Note 4)	216,115	—	—	—
Government grants	34,337	32,237	122,371	17,272
Fair value gain on quoted equity securities	12,768	—	1,118	158
Fair value gain on foreign exchange forward contract	—	4,529	—	—
Write-back of trade and other payables	29	—	10	1
Realised foreign exchange gain, net	22,624	5,306	3,604	509
Unrealised foreign exchange gain, net	8,319	(4,235)	4,679	660
Others	10,129	9,235	16,394	2,314

	532,117	205,143	347,161	48,999

Summary of Other Operating Expenses
8.2	(b) Other operating expenses

	31.12.2017	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	RMB’000	US$’000
Fair value loss on quoted equity securities	—	3,433	—	—
Fair value loss on foreign exchange forward contract	—	—	5,529	780
Loss on disposal of property, plant and equipment	—	—	645	91
Others	22,719	9,030	2,501	353

	22,719	12,463	8,675	1,224

Summary of Finance Costs
8.3	Finance costs

	31.12.2017	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	RMB’000	US$’000
Bank term loans	53,888	71,513	76,721	10,828
Bills discounting	42,179	36,826	47,212	6,664
Bank charges	4,367	4,749	4,945	698
Interest on finance lease	5	—	—	—
Interest on lease liabilities (Note 19)	—	—	2,918	412

	100,439	113,088	131,796	18,602

Summary of Staff Costs
8.4	Staff costs

	31.12.2017	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	RMB’000	US$’000
Wages and salaries	1,158,320	1,176,465	1,122,712	158,461
Contribution to defined contribution plans	258,190	296,073	324,623	45,818
Executive bonuses	59,908	57,674	59,791	8,439
Staff welfare	76,392	76,689	82,692	11,671
Staff severance cost	107,732	28,018	15,454	2,181
Cost of share-based payment	1,592	—	—	—
Others	1,870	8,441	6,012	849

	1,664,004	1,643,360	1,611,284	227,419

Staff costs are included in the following captions:

	31.12.2017	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	RMB’000	US$’000
Cost of sales	850,580	822,570	808,763	114,150
Research and development expenses	197,991	213,826	243,049	34,304
Selling, general and administrative expenses	615,433	606,964	559,472	78,965

	1,664,004	1,643,360	1,611,284	227,419